UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22785

Realty Capital Income Funds Trust

(Exact name of registrant as specified in charter)

405 Park Avenue, 15th Floor, New York, New York  10022

(Address of principal executive offices)

(Zip code)

John H. Grady, President

405 Park Avenue 15th Floor, New York, NY 10022

              (Name and address of agent for service)

Registrant's telephone number, including area code:

212-415-6500

Date of fiscal year end:

3/31

Date of reporting period: 9/30/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

Semi-Annual Report

September 30, 2013

www.arcincomefunds.com

1-866-271-9244

Distributed by Realty Capital Securities LLC

Dear Shareholders:

We would like to take this opportunity to thank you for the confidence and trust that you’ve placed with us.  As a firm, we are committed to meeting the objectives of the fund and offer best-in-class investments employing experienced, active management to help meet the needs of our investors.  Again, thank you again for your investment.

Portfolio Manager Commentary

The American Realty Capital Real Estate Income Fund finished the third quarter of 2013 with net assets of $20.8 million. Despite challenging headwinds, the Fund was successful in meeting its investment objectives.

Fears stemming from Congress’ inability to reach a debt-ceiling compromise together with the anticipated wind down of QE3 caused additional market volatility and a further back-up in interest rates during the quarter.  Adding to this, military escalations in Syria as well as attempts to overturn the Affordable Care Act helped dampen consumer confidence. By early September 2013, the yield on the 10Yr Treasury reached 3%, the highest level since July 2011.

While the fund underperformed a widely used benchmark from a total return perspective, the fund was able to achieve its investment objective of providing an above-average income distributions and below-average volatility and lower correlation to broader equity and fixed income markets through investing in real estate investment trusts (REIT) and other real estate related companies.

At quarter-end, the Fund’s top industry/sector concentrations were Warehouse/Industrial at (15.5%) of NAV, followed by Healthcare (13.9%), Regional Malls (13.3%) and Shopping Centers (11.0%). Roughly 67% of NAV was allocated toward common equities, while our preferred equity allocation was 32%, and less than 1% in cash.

AR Capital Real Estate Income Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2013

Total Returns for the period ending September 30, 2013, compared to its benchmarks:

Since Inception**
Class A (without sales charge)	(5.20)%
Class A (with sales charge)	(9.46)%
Class C	(5.50)%
Class I	(5.20)%
S&P 500 Total Return Index(a)	3.78%
(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
** Inception date is June 4, 2013 for Class A, Class C and Class I.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results.   Returns for periods of less than one year are not annualized.

As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, after expense reimbursement, including the cost of underlying funds, are 1.40% for Class A, 2.15% for Class C, and 1.15% for Class I shares. Please review the Fund's most recent prospectus for more detail on the expense reimbursement For performance information current to the most recent month-end, please call toll-free 1-866-271-9244.

Top 10 Holdings by Industry	% of Net Assets
REITS - Warehouse Industrial	15.5%
REITS - Healthcare	13.9%
REITS - Regional Malls	13.3%
REITS - Shopping Centers	11.0%
REITS - Office Property	9.6%
REITS - Triple Net	9.3%
REITS - Mortgage	8.0%
REITS - Hotels	6.4%
REITS - Apartments	6.3%
REITS - Diversified Financial Services	4.3%
Other/Cash & Equivalents	2.4%
100.0%

Please refer to the Schedule of Investments in this Semi-annual report for a detailed analysis of the Fund holdings.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)
September 30, 2013

Shares		Value
	COMMON STOCK - 67.3%
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
41,000	Home Loan Servicing Solutions Ltd.	$ 902,410

	REITS - APARTMENTS - 6.3%
750	Apartment Investment & Management Co.	20,955
3,750	Camden Property Trust	230,400
3,415	Home Properties, Inc.	197,216
36,571	UDR, Inc.	866,733
		1,315,304
	REITS - DIVERSIFIED - 0.7%
20,000	CorEnergy Infrastructure Trust, Inc.	140,000

	REITS - HEALTHCARE - 11.6%
11,000	HCP, Inc.	450,450
29,057	Healthcare Realty Trust, Inc.	671,507
27,000	Healthcare Trust of America, Inc.	284,040
16,400	Omega Healthcare Investors, Inc.	489,868
22,260	Senior Housing Properties Trust	519,548
		2,415,413
	REITS - HOTELS - 0.1%
2,100	Summit Hotel Properties, Inc.	19,299

	REITS - MORTGAGE - 7.0%
106,800	NorthStar Realty Finance Corp.	991,104
11,500	Starwood Property Trust, Inc.	275,655
20,000	Two Harbors Investment Corp.	194,200
		1,460,959
	REITS - OFFICE PROPERTY - 5.1%
29,400	BioMed Realty Trust, Inc.	546,546
40,925	First Potomac Realty Trust	514,427
		1,060,973
	REITS - REGIONAL MALLS - 4.8%
36,818	CBL & Associates Properties, Inc.	703,224
7,500	General Growth Properties, Inc.	144,675
1,000	Simon Property Group, Inc.	148,230
		996,129
	REITS - SHOPPING CENTERS - 4.5%
63,686	Excel Trust, Inc.	764,232
10,000	Retail Opportunity Investments Corp.	138,200
		902,432
	REITS - TRIPLE NET - 7.2%
1,400	Chambers Street Properties	12,292
7,000	Entertainment Properties Trust	341,180
4,952	Realty Income Corp	196,842
19,048	Spirit Realty Capital, Inc.	174,861
11,766	WP Carey, Inc.	761,260
		1,486,435
	REITS - STORAGE 0.2%
1,066	Extra Space Storage, Inc.	48,770

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)(Continued)
September 30, 2013

Shares		Value
	COMMON STOCK - 67.3% (Continued)
	REITS - WAREHOUSE INDUSTRIAL - 15.5%
34,400	Duke Realty Corp.	$ 531,136
42,300	Liberty Property Trust	1,505,880
58,500	STAG Industrial, Inc	1,177,020
		3,214,036

	TOTAL COMMON STOCK (Cost - $14,610,028)	13,962,160

	PREFERRED STOCK - 32.2%
	REITS - HEALTH CARE - 2.3%
22,000	Venta Realty LP, 5.45%	474,100

	REITS - HOTELS - 6.3%
20,000	Lasalle Hotel Properties, 7.50%	493,200
31,914	Summit Hotel Properties, 7.875%	812,530
		1,305,730
	REITS - MORTGAGE - 1.0%
10,000	ARMOUR Residential REIT, Inc., 7.875%	213,100

	REITS - OFFICE PROPERTY - 4.5%
3,103	Alexandria Real Estate Equities, Inc. 6.45%	72,114
20,000	Boston Properties, Inc., 5.25%	411,400
1,000	Digital Realty Trust, Inc., 5.875%	19,750
15,000	PS Business Parks, Inc., 5.70%	302,700
6,000	PS Business Parks, Inc., 6.45%	137,460
		943,424
	REITS - REGIONAL MALLS - 8.5%
35,500	General Growth Property, 6.375%	779,935
30,000	Glimcher Realty Trust, 6.875%	697,500
13,000	Taubman Centers, Inc., 6.25%	290,680
		1,768,115
	REITS - SHOPPING CENTERS - 6.5%
6,000	Developers Diversified Realty, 6.25%	126,120
9,980	Developers Diversified Realty, 6.50%	219,760
25,000	Kimco Realty Corp., 6.0%	548,500
19,000	Regency Centers Corp, 6.625%	444,600
		1,338,980
	REITS - TRIPLE NET - 2.1%
22,160	National Retail Properties, 5.70%	436,330

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Schedule of Investments (Unaudited)(Continued)
September 30, 2013

Shares		Value
	PREFERRED STOCK - 32.2% (Continued)
	REITS - STORAGE - 1.0%
10,000	Public Storage, 5.20%	$ 201,800

	TOTAL PREFERRED STOCK (Cost - $7,268,141)	6,681,579
	SHORT-TERM INVESTMENTS - 0.3%
66,835	BlackRock Liquidity Funds T-Fund Portfolio - 0.01%*
	TOTAL SHORT-TERM INVESTMENTS (Cost - $66,835)	66,835

	TOTAL INVESTMENTS - 99.8% (Cost - $21,945,004) (a)	$ 20,710,574
	OTHER ASSETS LESS LIABILITIES - 0.2%	41,941
	NET ASSETS - 100.0%	$ 20,752,515

LP - Limited Partnership
* Rate shown represents the rate at September 30, 2013, is subject to change and resets daily.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal income tax purposes is $21,945,004 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 116,728
	Unrealized depreciation	(1,351,158)
	Net unrealized depreciation	$ (1,234,430)

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Statement Of Assets and Liabilities (Unaudited)
September 30, 2013

ASSETS
Investment securities:
At cost	$ 21,945,004
At value	$ 20,710,574
Cash	3,809
Interest receivable	158,456
Receivable due from advisor	52,998
Receivable for Fund shares sold	11,000
TOTAL ASSETS	20,936,837

LIABILITIES
Payable for investments purchased	59,731
Distribution (12b-1) fees payable	373
Payable for administration fees	11,784
Payable to fund accounting fees	6,412
Payable to transfer agent	12,530
Trustee Fees	13,578
Accrued expenses and other liabilities	79,914
TOTAL LIABILITIES	184,322
NET ASSETS	$ 20,752,515

NET ASSETS CONSIST OF:
Paid in capital	$ 21,634,524
Undistributed net investment income	232,398
Accumulated net realized gain from investments	120,023
Net unrealized depreciation on investments	(1,234,430)
NET ASSETS	$ 20,752,515

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 1,795,691
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	189,442
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.48
Maximum offering price per share (maximum sales charge of 4.50%)	$ 9.93

Class C Shares:
Net Assets	$ 261,173
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	27,627
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.45

Class I Shares:
Net Assets	$ 18,695,651
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,971,783
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.48

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Statement of Operations (Unaudited)
For the Period Ended September 30, 2013 (a)

INVESTMENT INCOME
Dividends	$ 302,064
Interest	88
TOTAL INVESTMENT INCOME	302,152

EXPENSES
Investment advisory fees	47,942
Distribution (12b-1) fees:
Class A	624
Class C	233
Legal fees	54,959
Registration fees	20,881
Administrative services fees	18,814
Transfer agent fees	16,165
Trustees fees and expenses	13,578
Accounting services fees	11,962
Compliance officer fees	10,046
Professional	10,046
Printing and postage expenses	6,465
Audit fees	5,011
Insurance expense	3,718
Custodian fees	1,617
Other expenses	1,617
TOTAL EXPENSES	223,678

Less: Fees waived/reimbursed by the Advisor	(153,924)

NET EXPENSES	69,754

NET INVESTMENT INCOME	232,398

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	120,023

Net change in unrealized appreciation (depreciation) of:
Investments	(1,234,430)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,114,407)

NET DECREASE IN NET ASSETS	$ (882,009)

(a)	The AR Capital Real Estate Income Fund commenced investment operations on June 4, 2013.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Statement of Changes in Net Assets (Unaudited)

Period Ended
September 30, 2013 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 232,398
Net realized gain from investments	120,023
Net change in unrealized appreciation (depreciation) on
investments	(1,234,430)
Net decrease in net assets resulting from operations	(882,009)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,821,743
Class C	263,377
Class I	20,575,000
Payments for shares redeemed:
Class A	(25,596)
Class C	-
Class I	(1,000,000)
Net increase in net assets from shares of beneficial interest	21,634,524

NET INCREASE IN NET ASSETS	20,752,515

NET ASSETS
Beginning of Period	-
End of Period*	$ 20,752,515
*Includes undistributed net investment income of:	$ 232,398

SHARE ACTIVITY
Class A:
Shares Sold	192,151
Shares Redeemed	(2,709)
Net increase in shares of beneficial interest outstanding	189,442

Class C:
Shares Sold	27,627
Net increase in shares of beneficial interest outstanding	27,627

Class I:
Shares Sold	2,079,194
Shares Redeemed	(107,411)
Net increase in shares of beneficial interest outstanding	1,971,783

(a)	The AR Capital Real Estate Income Fund commenced investment operations on June 4, 2013.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund
Financial Highlights (Unaudited)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended	Period Ended
	September 30, 2013 (1)	September 30, 2013 (1)	September 30, 2013 (1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	0.18	0.23	0.12
Net realized and unrealized
loss on investments	(0.70)	(0.78)	(0.64)
Total from investment operations	(0.52)	(0.55)	(0.52)

Net asset value, end of period	$ 9.48	$ 9.45	$ 9.48

Total return (3,4)	-5.20%	-5.50%	-5.20%

Net assets, at end of period (000s)	$ 1,796	$ 261	$ 18,696

Ratio of gross expenses to average
net assets (5,6)	3.85%	4.80%	3.73%
Ratio of net expenses to average
net assets (5,6)	1.40%	2.15%	1.15%
Ratio of net investment income
to average net assets (5,6)	5.72%	6.87%	3.79%

Portfolio Turnover Rate (4)	51%	51%	51%

(1)	The AR Capital Real Estate Income Fund commenced investment operations on June 4, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4) Not Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.

See accompanying notes to financial statements.

AR Capital Real Estate Income Fund

Notes to Financial Statements (Unaudited)

September 30, 2013

 1.

ORGANIZATION

The AR Capital Real Estate Income Fund (the “Fund”), is a series of shares of beneficial interest of the Realty Capital Income Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 28, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced investment operations on June 4, 2013. The investment objective is to provide current income with the potential for capital appreciation.

The Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 4.50%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed. Class C shares redeemed on or before the one year anniversary date of their purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their NAV at the time of redemption.  Accordingly, no sales charge will be imposed on increases in NAV above the initial purchase price.  Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices for the day of valuation.  Securities for which market prices are unavailable, or securities for which the Adviser determines that bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board of Trustees (the “Board”). Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption, or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security, and developments in the markets.  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

AR Capital Real Estate Income Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,962,160	$ -	$ -	$ 13,962,160
Preferred Stock	-	6,681,579	-	6,681,579
Short-Term Investments	66,835	-	-	66,835
Total Assets	$ 14,028,995	$ 6,681,579	$ -	$ 20,710,574

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.

* See Schedule of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed quarterly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment

AR Capital Real Estate Income Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

trusts (“REITS”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year.  Estimates are based on the most recent REIT distribution information available.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2014. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the period ended September 30, 2013 amounted to $30,704,222 and $8,863,423, respectively.

4.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – National Fund Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”).  Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of .80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) in order to limit the Fund’s Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”).  The Expense Cap will remain in effect through at least August 1, 2014, and may be terminated before that date only by the Trust’s Board of Trustees.  The Adviser may recoup any previously waived fees and paid expenses from the Fund pursuant to this agreement for 3 years from the date they were waived or paid, if such recoupment can be achieved within the foregoing Expense Cap.  During the period ended September 30, 2013, the Advisor has reimbursed $153,924 in expenses to the Fund.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.50% and 1.00% of the average daily net asset value of the Class A and C shares respectively and is paid to Realty Capital Securities, LLC (the “Distributor”). With respect to Class A shares, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.25% is paid for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the Distributor. The Distributor is currently waiving 0.25% of the fee for Class A shares.  Such waiver is

AR Capital Real Estate Income Fund

Notes to Financial Statements (Unaudited) (Continued)

September 30, 2013

in effect until at least August 1, 2014.  With respect to Class C, 0.25% is paid for certain ongoing individual shareholder and administrative services and 0.75% is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the Distributor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor is an affiliate of Advisor. For the period ended September 30, 2013, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Trustees - Each Trustee who is not an interested person of the Trust or Advisor will receive a yearly retainer of $10,000 and a per meeting fee of $1,000, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the end of each calendar quarter.  No “interested persons” who serve as Trustees of the Trust will receive any compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to an agreement with Vigilant Compliance, LLC (“Vigilant”) an employee of Vigilant serves as the Chief Compliance Officer and Chief Financial Officer of the Fund. For the provision of these services, Vigilant receives compensation for these services.  For the period ended September 30, 2013, $20,092 was paid to Vigilant.

Pursuant to a separate servicing agreement with RCS Advisory Services (“RCS”) the Administrator of the Fund and an affiliate of the Advisor, the Fund pays RCS customary fees for providing administration and fund accounting services to the Fund.  RCS has entered into a contract with Gemini Fund Services (“GFS”) pursuant to which GFS serves as sub-administrator and provides sub-fund accounting services and performs many of the administrative services for the Trust.  RCS pays Gemini from the fees received from the Fund.  For the period ended September 30, 2013, $30,776 was paid to RCS.

Pursuant to a separate serving agreement with American National Stock Transfer, LLC (“ANST”) serves as the Transfer Agent for the Fund. ANST has entered into an agreement with GFS to serve as sub-transfer agent to the Trust.  ANST pays Gemini from the fees received from the Fund.  For the period ended September 30, 2013, $16,165 was paid to ANST.

5.

BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2013, the company that held more than 25% of the voting securities of the AR Capital Real Estate Income Fund, and may be deemed to control the Fund was American Realty Capital Properties, owning 45.57% and RCS Advisory Services LLC., owning 41.43% of the AR Capital Real Estate Income Fund.

6.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

AR Capital Real Estate Income Fund

Expense Example (Unaudited)

September 30, 2013

As a shareholder of the AR Capital Real Estate Income Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the AR Capital Real Estate Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 4, 2013 through September 30, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 06/04/13*	For the period	Value 09/30/13	the Period**
Actual
Class A	$ 1,000.00	1.40%	$ 948.00	$ 4.45
Class C	1,000.00	2.15%	945.00	6.82
Class I	1,000.00	1.15%	948.00	3.65

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 4/01/13	For the period	Value 09/30/13	the Period****
Hypothetical***
Class A	$ 1,000.00	1.40%	$ 1,018.05	$ 7.08
Class C	1,000.00	2.15%	1,014.29	10.86
Class I	1,000.00	1.15%	1,019.30	5.82

* From June 4, 2013 (commencement of operations) to September 30, 2013.

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 119/365 to reflect the period since inception 06/04/13 through 09/30/13.

*** Please note that while the Fund commenced operation on June 4, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period April 1, 2013 to September 30, 2013.

**** Expenses are equal to the Fund’s annualized expense ratio multiplied by 183/365 to reflect the number of days in the period.

Consideration and Approval of Proposed Investment Advisory Agreement and Expense Limitation Agreement

Mr. Grady then stated that the Board would be asked to consider and approve the proposed Investment Advisory Agreement.  The Trustees reviewed a memorandum from Sutherland in regards to the approval of the Investment Advisory Agreement and the Distribution and Shareholder Service Plans, a copy of which was located behind Tab 12 of the Board Book.  Mr. Grady stated that in fulfilling their responsibilities to the Fund and its shareholders, the Trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the Investment Advisory Agreement are reasonable business arrangements for the Fund.  Ms. Beyea and Mr. Grady discussed the specific factors the Trustees should consider in evaluating an investment advisory contract, which include, but are not limited to, the following: the investment performance of the Fund and other accounts managed by the investment adviser; the nature, extent and quality of the services to be provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

Mr. Grady discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board, with special emphasis on the Independent Trustees, to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract.  Mr. Grady also noted that trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations.  Ms. Beyea stated that the Trustees, in their role as trustees, serve as “watchdog(s)” for fund shareholders.

The Trustees then reviewed in detail the information provided by the proposed Adviser and listened to presentations by Messrs. Pike and Rosoff regarding the Fund’s investment strategy and distribution plans, respectively.  In its consideration of the Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services.  The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund, including any administrative or other services.  The Trustees considered a presentation given by a representative of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  With respect to performance, the Board discussed the fact that the Adviser is a newly-formed company and had no data to provide with respect to mutual funds, pooled investment vehicles or private accounts managed.  However, the Trustees discussed the background and experience of the Fund’s proposed portfolio manager, Mr. Pike.  The Board concluded that based on the experience of the Fund’s proposed portfolio manager, including his extensive background in related industries, that the Adviser has a reasonable expectation of delivering acceptable performance to shareholders.

Fees and Expenses.  The Board engaged in a lengthy discussion with Mr. Grady and Mr. Pike regarding the proposed fulcrum fee arrangement for the Fund.  After the discussion regarding the proposed fulcrum fee arrangement, the Adviser proposed an annual rate of 0.80% of its average daily net assets of the Fund.   The Trustees reviewed comparative fee information and noted the advisory fee was within the range of reasonable fees charged by the advisers to the reference groups of funds.  The Trustees also noted the Adviser has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes, and extraordinary expenses) in order to limit the Fund’s operational expenses to 0.35% of average daily net assets of the Fund’s shares through at least August 1, 2014.  The Trustees concluded that the Fund’s advisory fee, as well as its overall projected expense ratio was acceptable in light of the quality of the services the Fund expects to receive from the Adviser and the level of fees paid by similar funds.

Economies of Scale.  The Board considered whether there will be economies of scale in respect of the management of the Fund.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of the Investment Advisory Agreement, economies of scale was not a relevant consideration at this time.

Profitability.  The Board considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  The Board also noted that any projection of profits is speculative.  The Board also considered the expected impact of the Expense Limitation Agreement on the Adviser.  Pursuant to the Expense Limitation Agreement, the Adviser contractually agreed to reduce its fees and absorb expenses.  The Board concluded that the Adviser’s expected level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is reasonable and in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment, approved the Investment Advisory Agreement.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended September 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-271-9244 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-271-9244.

Investment Advisor

National Fund Advisors, LLC

405 Park Avenue

New York, NY 10022

Administrator

RCS Advisory Services, LLC

405 Park Avenue

New York, NY 10022

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Realty Capital Income Funds Trust

By

/s/ John H. Grady

       John H. Grady, President

Date

12/9/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John H. Grady

       John H. Grady, President

Date

12/9/13

By

/s/ Gerard Scarpati

       Gerard Scarpati, Treasurer

Date

12/9/13